Schedule of property and equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	$ 10,966
Property and equipment, Ending	9,892	$ 10,966
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,805
Property and equipment, Ending	2,373	2,805
Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,350
Property and equipment, Ending	2,941	3,350
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	95
Property and equipment, Ending	81	95
Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,017
Property and equipment, Ending	1,881	2,017
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,699
Property and equipment, Ending	2,616	2,699
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	20,099	21,449
Acquisition of Aeterna		235
Additions	43	2,581
Impairment	(240)	(1,061)
Disposals	(647)	(1,310)
Impact of foreign exchange rate changes	802	(1,795)
Property and equipment, Ending	20,057	20,099
Gross carrying amount [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,805	2,199
Acquisition of Aeterna
Additions	3	1,395
Impairment	(240)	(547)
Disposals	(288)
Impact of foreign exchange rate changes	93	(242)
Property and equipment, Ending	2,373	2,805
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	7,722	9,059
Acquisition of Aeterna		124
Additions	10	224
Impairment
Disposals	(190)	(989)
Impact of foreign exchange rate changes	371	(696)
Property and equipment, Ending	7,913	7,722
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	376	717
Acquisition of Aeterna		23
Additions	15	12
Impairment
Disposals	(167)	(321)
Impact of foreign exchange rate changes	37	(55)
Property and equipment, Ending	261	376
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	3,552	2,794
Acquisition of Aeterna		88
Additions		939
Impairment
Disposals
Impact of foreign exchange rate changes	114	(269)
Property and equipment, Ending	3,666	3,552
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	5,644	6,680
Acquisition of Aeterna
Additions	15	11
Impairment		(514)
Disposals	(2)
Impact of foreign exchange rate changes	187	(533)
Property and equipment, Ending	5,844	5,644
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	9,133	9,804
Amortization	912	1,445
Disposals	(295)	(1,310)
Impact of foreign exchange rate changes	415	(806)
Property and equipment, Ending	10,165	9,133
Accumulated depreciation [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning
Amortization
Disposals
Impact of foreign exchange rate changes
Property and equipment, Ending
Accumulated depreciation [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	4,372	5,148
Amortization	485	612
Disposals	(130)	(989)
Impact of foreign exchange rate changes	245	(399)
Property and equipment, Ending	4,972	4,372
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	281	613
Amortization	32	36
Disposals	(163)	(321)
Impact of foreign exchange rate changes	30	(47)
Property and equipment, Ending	180	281
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	1,535	1,313
Amortization	206	343
Disposals
Impact of foreign exchange rate changes	44	(121)
Property and equipment, Ending	1,785	1,535
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Beginning	2,945	2,730
Amortization	189	454
Disposals	(2)
Impact of foreign exchange rate changes	96	(239)
Property and equipment, Ending	$ 3,228	$ 2,945